SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 206,629	$ 192,583
Total	206,629	304,569
Note receivable		169,300
Derivative liability		(57,314)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	71,429	57,143
Total	71,429	57,143
Note receivable
Derivative liability
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	135,200	135,440
Total	135,200	135,440
Note receivable
Derivative liability
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Total		111,986
Note receivable		169,300
Derivative liability		$ (57,314)